Consolidated Balance Sheet - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	R$ 4,513,582	R$ 1,215,048
Short-term investments	1,025,845	1,215,377
Trade receivables	1,685,764	1,691,581
Inventories	1,430,550	1,364,672
Recoverable taxes	395,640	379,253
Income tax and social contribution	113,478	326,803
Other current assets	265,198	263,025
Current assets	9,430,057	6,455,759
NON-CURRENT ASSETS
Recoverable taxes	409,214	368,640
Income tax and social contribution	334,671	0
Deferred income tax and social contribution	374,448	398,400
Judicial deposits	337,255	333,577
Derivative financial instruments	737,378	584,308
Short-term investments	7,402	0
Other non-current assets	83,836	51,606
Property, plant and equipment	1,773,889	2,236,714
Intangible assets	5,076,501	4,950,545
Right of use	2,619,861	0
Non-current assets	11,754,455	8,923,790
TOTAL ASSETS	21,184,512	15,379,549
CURRENT LIABILITIES
Borrowings, financing and debentures	3,354,355	1,113,095
Lease	542,088	68,764
Trade payables and reverse factoring	1,829,756	1,736,791
Trade payables - related parties	0	0
Payroll, profit sharing and social security charges	560,376	574,381
Tax liabilities	320,890	310,093
Income tax and social contribution	388,238	183,030
Dividends and interest on equity payable	95,873	152,979
Derivative financial instruments	11,806	69,189
Provision for tax, civil and labor risks	18,650	20,389
Other current liabilities	396,391	338,170
Current liabilities	7,518,423	4,566,881
NON-CURRENT LIABILITIES
Borrowings, financing and debentures	7,432,019	6,881,050
Lease	1,975,477	377,471
Tax liabilities	122,569	165,326
Deferred income tax and social security contribution	450,561	431,534
Provision for tax, civil and labor risks	201,416	241,418
Other non-current liabilities	121,702	141,767
Non-current liabilities	10,303,744	8,238,566
Total liabilities	17,822,167	12,805,447
SHAREHOLDERS' EQUITY
Capital stock	1,485,436	427,073
Treasury shares	0	(19,408)
Capital reserves	999,931	329,330
Retained earnings	154,039	1,437,015
Proposed additional dividend	0	0
Losses on capital transaction	(92,066)	(92,066)
Other comprehensive income	815,005	492,158
Total shareholders' equity	3,362,345	2,574,102
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 21,184,512	R$ 15,379,549